DIRECTORS LOAN (Details 2) - CAD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022
Directors Loans
Interest on loan	$ 28,712	$ 24,932
Amortization of transaction costs	18,661	17,197	$ 74,642
Total	$ 47,373	$ 42,129